Financial instruments - Fair values and risk management - Notional principal amounts (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($) $ / € $ / t	Mar. 31, 2020 USD ($) $ / t	Mar. 31, 2019 USD ($) $ / t	Mar. 31, 2021 EUR (€) $ / €	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	(0.26%)	0.73%	0.01%	(0.26%)	0.73%	0.01%
Closing foreign exchange rate | $ / €	1.1725			1.1725
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.40%	1.42%	1.48%	1.40%	1.42%	1.48%
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | $ / €	1.2099			1.2099
Foreign currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 3,069.3	€ 7,746.6	€ 8,672.0
Forward foreign exchange contracts - Within 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount				1,506.9	3,670.9	4,007.0
Forward foreign exchange contracts - Greater than 1 Year | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 1,562.4	4,075.7	4,665.0
Currency swap contract | Maximum
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Interest rate percentage	1.79%			1.79%
Currency swap contract | Minimum
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage	1.54%			1.54%
Currency swap contract | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 65	$ 82	$ 98	€ 52.0	65.0	78.0
Jet fuel Forward Contracts [Member] | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 609.0	€ 2,829.0	€ 2,482.0
Average hedged rate per ton | $ / t	545	588	705